Legal Reserve and Retained Earnings - Additional Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2022 JPY (¥)
Uncategorized [Abstract]
Percentage of legal reserve appropriated from distributions from retained earnings paid by Canon Inc. and its subsidiaries	10.00%
Appropriations not required if percentage of additional paid in capital and legal reserve equals specific percentage of respective stated capital	25.00%
Year end dividends approved by shareholders	¥ 60,931
Amount available for dividends under the Corporation Law of Japan	832,748
Retained earnings included Canon's equity in undistributed earnings of affiliated companies accounted for by the equity method	¥ 19,787